Consolidated statement of cash flows - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Cash flows provided by (used in) operating activities
Net income		$ 2,096	$ 1,795	$ 6,274	$ 5,272
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for credit losses		559	483	1,737	1,582
Amortization and impairment	[1]	287	317	854	881
Stock options and restricted shares expense		3	3	11	9
Deferred income taxes		(150)	(22)	(136)	(41)
Losses (gains) from debt securities measured at FVOCI and amortized cost		25	(3)	3	(49)
Net losses (gains) on disposal of property and equipment				(2)
Other non-cash items, net		457	(1,075)	246	(1,564)
Net changes in operating assets and liabilities
Interest-bearing deposits with banks		(511)	2,679	3,413	(1,263)
Loans, net of repayments		(10,756)	(11,803)	(24,905)	(20,675)
Deposits, net of withdrawals		5,718	9,523	24,038	14,341
Obligations related to securities sold short		734	591	(815)	5,374
Accrued interest receivable		327	53	416	(485)
Accrued interest payable		(292)	(130)	(1,003)	632
Derivative assets		3,907	1,145	1,848	2,948
Derivative liabilities		(7,402)	(3,004)	(4,308)	(5,477)
Securities measured at FVTPL		(6,309)	(9,337)	(16,050)	(23,446)
Other assets and liabilities measured/designated at FVTPL		2,703	748	3,197	3,141
Current income taxes		(250)	(15)	(489)	(83)
Cash collateral on securities lent		(1,411)	(114)	(2,693)	434
Obligations related to securities sold under repurchase agreements		12,380	14,359	35,506	28,250
Cash collateral on securities borrowed		(2,745)	(2,740)	(4,662)	(1,844)
Securities purchased under resale agreements		5,051	6,721	(2,489)	863
Other, net		1,440	2,115	(1,861)	3,131
Cash flows provided by (used in) operating activities		5,861	12,289	18,130	11,931
Cash flows provided by (used in) financing activities
Issue of subordinated indebtedness			1,000	1,250	2,250
Redemption/repurchase/maturity of subordinated indebtedness		(1,000)	(1,536)	(1,069)	(1,536)
Issue of preferred shares and limited recourse capital notes, net of issuance cost		1,024	498	2,311	996
Redemption of preferred shares		(300)	(650)	(600)	(975)
Issue of common shares for cash		43	57	123	181
Purchase of common shares for cancellation		(528)		(1,338)
Net sale (purchase) of treasury shares		(8)	4	(1)	(1)
Dividends and distributions paid		(986)	(867)	(2,976)	(2,071)
Repayment of lease liabilities		(77)	(79)	(235)	(207)
Other, net		(8)		(22)
Cash flows provided by (used in) financing activities		(1,840)	(1,573)	(2,557)	(1,363)
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost		(26,677)	(20,641)	(68,068)	(60,208)
Proceeds from sale of securities measured/designated at FVOCI and amortized cost		13,745	4,864	34,024	21,462
Proceeds from maturity of debt securities measured at FVOCI and amortized cost		14,255	6,709	29,708	19,754
Net sale (purchase) of property, equipment and software		(282)	(275)	(721)	(696)
Cash flows provided by (used in) investing activities		1,041	(9,343)	(5,057)	(19,688)
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks		28	12	20	(12)
Net increase (decrease) in cash and non-interest-bearing deposits with banks during the period		5,090	1,385	10,536	(9,132)
Cash and non-interest-bearing deposits with banks at beginning of period		14,011	10,299	8,565	20,816
Cash and non-interest-bearing deposits with banks at end of period	[2]	19,101	11,684	19,101	11,684
Cash interest paid		8,333	10,045	26,033	28,261
Cash interest received		11,929	13,037	35,705	37,183
Cash dividends received		487	463	1,378	1,286
Cash income taxes paid		$ 1,022	$ 679	$ 2,497	$ 1,610

[1]	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, and software and other intangible assets.
[2]	Includes restricted cash of $550 million (July 31, 2024: $465 million) and interest-bearing demand deposits with Bank of Canada.